Loans and Allowance for Loan Losses - Summary of Loans by Major Class (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans and Allowance for Loan Losses
Loans held for investment	$ 1,302,133	$ 1,286,967
SBA PPA loans, net	8,400
Commercial, Financial, and Agricultural
Loans and Allowance for Loan Losses
Loans held for investment	217,214	272,918
SBA PPA loans, net	8,400
Real Estate Construction - Residential
Loans and Allowance for Loan Losses
SBA PPA loans, net	63,300
Real Estate Construction - Residential | Construction
Loans and Allowance for Loan Losses
Loans held for investment	27,920	29,692
Real Estate Construction - Residential | Mortgages
Loans and Allowance for Loan Losses
Loans held for investment	279,346	262,339
Real Estate Construction - Commercial | Construction
Loans and Allowance for Loan Losses
Loans held for investment	91,369	78,144
Real Estate Construction - Commercial | Mortgages
Loans and Allowance for Loan Losses
Loans held for investment	663,256	617,133
Installment and other consumer
Loans and Allowance for Loan Losses
Loans held for investment	$ 23,028	$ 26,741